CONSOLIDATED BALANCE SHEETS	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 17,453,360	$ 11,931,714
Accounts receivable, net	83,980	78,785
Prepayments and other current assets	1,784,537	1,963,102
Other receivables	5,713,192	0
Total current assets	25,035,069	13,973,601
Non-current assets:
Property and equipment, net	13,725,957	12,324,125
Intangible assets, net	20,416,461	19,294,740
Long-term prepayments and other non-current assets	28,406	97,035
Total non-current assets	34,170,824	31,715,900
TOTAL ASSETS	59,205,893	45,689,501
Current liabilities
Accounts payable	113,707	249,086
Taxes payable	448,485	543,600
Amounts due to a related party	257,037	0
Accrued expenses	1,051,929	227,525
Deferred revenue-current	11,456,667	16,736,365
Total current liabilities	13,327,825	17,756,576
Non-current liabilities
Deferred revenue-non-current	312,896	50,877
Total non-current liabilities	312,896	50,877
TOTAL LIABILITIES	13,640,721	17,807,453
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 12,000,000 and 9,000,000 shares issued and outstanding as of March 31, 2021 and 2020, respectively	2,400	1,800
Additional paid-in capital	13,415,987	1,619,774
Statutory reserve	745,590	745,590
Accumulated profits	30,419,177	26,921,172
Accumulated other comprehensive income/(loss)	982,018	(1,406,288)
TOTAL SHAREHOLDERS' EQUITY	45,565,172	27,882,048
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 59,205,893	$ 45,689,501